Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Share Capital	Share capital:
	Number of Common Shares December 31
	2025	2024

Authorized share capital	176,000,000	176,000,000
Issued share capital	53,597,308	46,733,844
Paid up share capital	46,717,308	46,733,844
	In SEK December 31
	2025	2024

Authorized share capital (in thousands SEK)	3,520	3,520
Issued and paid-up share capital (in thousands SEK)	936	935